Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of share capital
	Ordinary Shares
	2017	2018
Issued and paid-up share capital as at December 31	62,511	97,099
Authorized share capital	200,000	200,000